Accounts Receivable - Schedule of Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		55,948	45,730
Less: Allowance for doubtful accounts		(3,260)	(2,022)
Accounts receivable, net	$ 8,457	52,688	43,708